Equity - Summary of Warrant Reserve (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	$ 480,355	$ 501,838	$ 501,838
Movement during the period	22,979	2,093
Ending balance	461,262	508,731	480,355
Warrants
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	12,969	$ 12,969	12,969
Movement during the period	0		0
Ending balance	$ 12,969		$ 12,969